BROWN CAPITAL MANAGEMENT MUTUAL FUNDS

THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

BCSIX (Investor Shares), BCSSX (Institutional Shares)

THE BROWN CAPITAL MANAGEMENT INTERNATIONAL ALL COMPANY FUND

BCIIX (Investor Shares), BCISX (Institutional Shares)

THE BROWN CAPITAL MANAGEMENT INTERNATIONAL SMALL COMPANY FUND

BCSVX (Investor Shares), BCSFX (Institutional Shares)

(the “Funds”)

Supplement dated August 2, 2024 to the Funds’ Summary Prospectuses, Prospectuses and

Statement of Additional Information dated July 29, 2024

Portfolio Manager Changes

This Supplement is to give notice of the following Portfolio Manager Changes to the Funds’ Summary Prospectuses, Prospectuses and Statement of Additional Information.

The Brown Capital Management Small Company Fund

Effective August 31, 2024, Mr. Andrew J. Fones will no longer serve as part of the portfolio management team for The Brown Capital Management Small Company Fund. Accordingly, the Small Company Fund’s Summary Prospectuses, Prospectuses and Statement of Additional Information are hereby amended to remove Mr. Fones as of that date.

The Brown Capital Management International All Company Fund and The Brown Capital Management International Small Company Fund

Effective as of the date of this Supplement the following Portfolio Managers will join The Brown Capital Management International All Company Fund’s and The Brown Capital Management International Small Company Fund’s Investment Team. Kayode O. Aje, CFA, Kwame C. Webb, CFA and Edward J. Zane. Messrs. Aje, Webb and Zane previously served as portfolio managers to The Brown Capital Management Mid Company Fund.

The Funds’ Summary Prospectuses and Prospectuses are hereby amended under the title “Management” to read as follows:

The Brown Capital Management International All Company Fund

Portfolio Managers. The International All Company Fund is team-managed by Maurice L. Haywood, CFA (Managing Director and Senior Portfolio Manager of the Advisor), Duncan J. Evered (Managing Director and Senior Portfolio Manager of the Advisor), Ms. Niuzhuo (Zoey) Zuo (Managing Director and Senior Portfolio Manager of the Advisor), Kayode O. Aje, CFA (Managing Director and Senior Portfolio Manager of the Advisor), Kwame C. Webb, CFA (Managing Director and Senior Portfolio Manager of the Advisor), and Edward J. Zane (Managing Director and Senior Portfolio Manager of the Advisor). Mr. Haywood has served as portfolio manager for the International All Company Fund since 2006; Mr. Evered has served as portfolio manager since 2011; Ms. Zuo has served as portfolio manager since 2022; and Messrs. Aje, Webb and Zane have served as portfolio managers since July, 2024.

The Brown Capital Management International Small Company Fund

Portfolio Managers. The International Small Company Fund is team-managed by Maurice L. Haywood, CFA (Managing Director and Senior Portfolio Manager of the Advisor), Duncan J. Evered (Managing Director and Senior Portfolio Manager of the Advisor), Ms. Niuzhuo (Zoey) Zuo (Managing Director and Senior Portfolio Manager of the Advisor), Kayode O. Aje, CFA (Managing Director and Senior Portfolio Manager of the Advisor), Kwame C. Webb, CFA (Managing Director and Senior Portfolio Manager of the Advisor), and Edward J. Zane (Managing Director and Senior Portfolio Manager of the Advisor). Messrs. Haywood and Evered have served as portfolio managers for the International Small Company Fund since its inception in September 2015. Ms. Zuo has served as portfolio manager for the International Small Company Fund since 2022; and Messrs. Aje, Webb and Zane have served as portfolio managers since July, 2024.

Fund	Portfolio Manager	Work Experience
International All Company Fund	Management Team	The Fund is team managed by Maurice L. Haywood, CFA, Duncan J. Evered, Niuzhuo (Zoey) Zuo, Kayode O. Aje, CFA, Kwame C. Webb, CFA and Edward J. Zane. Mr. Haywood, Managing Director and Senior Portfolio Manager, joined the Advisor in 2000. Mr. Haywood was originally a portfolio manager on the Mid Company Team and transitioned over time into his current role on the International Team. Prior to this, Mr. Haywood was a Partner and Investment Analyst at Holland Capital Management from 1993 to 2000. From 1987 to 1993, Mr. Haywood was an Assistant Vice President at First National Bank of Chicago. Mr. Evered, Managing Director and Senior Portfolio Manager, joined the Advisor in 2011. Prior to joining the Advisor, Mr. Evered worked for American Express Financial Advisors and Emerging Growth Partners for twelve years and nine years, respectively. Ms. Zuo, Managing Director and Senior Portfolio Manager, joined the Advisor in 2022. Prior to joining the Advisor, she was portfolio manager and senior analyst with Ivy Investments since 2014. Mr. Aje, Managing Director and Senior Portfolio Manager, joined the Advisor in 2016, but assumed his current role in 2018. Prior to joining the Advisor, he was a global equity research analyst at Chevy Chase Trust from 2014 to 2016, senior analyst/portfolio manager at Legg Mason Capital Management from 2005 to 2013, and an account officer in JPMorgan Chase’s Private Banking Division from 2002 to 2003. Mr. Webb, Managing Director and Senior Portfolio Manager, joined the Advisor in 2017, but assumed his current role in 2018. Prior to joining the Advisor, he was a senior equity analyst at Morningstar, Inc. from 2013 to 2017 and an investment analyst and Vice President at T. Rowe Price Group, Inc. from 2004 to 2011. Edward J. Zane, Managing Director and Senior Portfolio Manager, joined the Advisor in 2022. Prior to joining the Advisor, he was portfolio manager and senior analyst with Gardner Lewis Asset Management from 2017 to 2021 and portfolio manager and portfolio manager and analyst at Kalmar Investments from 2015-2017.
International Small Company Fund	Management Team	The Fund is team managed by Maurice L. Haywood, CFA, Duncan J. Evered, Niuzhuo (Zoey) Zuo, Kayode O. Aje, CFA, Kwame C. Webb, CFA and Edward J. Zane. Mr. Haywood, Managing Director and Senior Portfolio Manager, joined the Advisor in 2000. Mr. Haywood was originally a portfolio manager on the Mid Company Team and transitioned over time into his current role on the International Team. Prior to this, Mr. Haywood was a Partner and Investment Analyst at Holland Capital Management from 1993 to 2000. From 1987 to 1993, Mr. Haywood was an Assistant Vice President at First National Bank of Chicago. Mr. Evered, Managing Director and Senior Portfolio Manager, joined the Advisor in 2011. Prior to joining the Advisor, Mr. Evered worked for American Express Financial Advisors and Emerging Growth Partners for twelve years and nine years, respectively. Ms. Zuo, Managing Director and Senior Portfolio Manager, joined the Advisor in 2022. Prior to joining the Advisor, she was portfolio manager and senior analyst with Ivy Investments since 2014. Mr. Aje, Managing Director and Senior Portfolio Manager, joined the Advisor in 2016, but assumed his current role in 2018. Prior to joining the Advisor, he was a global equity research analyst at Chevy Chase Trust from 2014 to 2016, senior analyst/portfolio manager at Legg Mason Capital Management from 2005 to 2013, and an account officer in JPMorgan Chase’s Private Banking Division from 2002 to 2003. Mr. Webb, Managing Director and Senior Portfolio Manager, joined the Advisor in 2017, but assumed his current role in 2018. Prior to joining the Advisor, he was a senior equity analyst at Morningstar, Inc. from 2013 to 2017 and an investment analyst and Vice President at T. Rowe Price Group, Inc. from 2004 to 2011. Edward J. Zane, Managing Director and Senior Portfolio Manager, joined the Advisor in 2022. Prior to joining the Advisor, he was portfolio manager and senior analyst with Gardner Lewis Asset Management from 2017 to 2021 and portfolio manager and portfolio manager and analyst at Kalmar Investments from 2015-2017.

For more information regarding this Supplement please call 1-877-892-4BCM.

Brown Capital Management Mutual Funds

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